CAPITAL STRUCTURE - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 29, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 06, 2011
Capital Structure [Line Items]
Ordinary shares, authorized		7,300,000,000	7,300,000,000
Ordinary shares, par value		0.01	$ 0.01
Treasury shares, shares		11,267,038	10,552,328
Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized				2,500,000,000	7,300,000,000
Ordinary shares, par value				$ 0.01	$ 0.01
Issuance of shares for conversion of shareholders' loans (in shares)	40,211,930		40,211,930
Shares issued upon restricted shares vested (in shares)			310,575	1,254,920
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		4,958,293	6,920,386	8,785,641
Ordinary shares, issued (excluding treasury shares)		1,646,792,257	1,642,548,674	1,597,248,925
Ordinary shares, outstanding		1,646,792,257	1,642,548,674	1,597,248,925
Treasury Shares [Member]
Capital Structure [Line Items]
Issuance of shares for restricted shares vested (in shares)		1,276,634	941,648	43,737
Exercise of share options (in shares)		2,966,955	3,835,596	804,285
Treasury shares, shares		11,267,038	10,552,328	8,409,186